Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerators:
Income attributable to the Company	$ 1,071,154	$ 978,517	$ 891,138
Less: Dividend preference on Preference shares	110	104	107
Income available to all classes of shares	$ 1,071,044	$ 978,413	$ 891,031
Denominators:
Weighted average number of ordinary shares outstanding	299,012,744	296,808,978	294,418,795
Weighted average number of preference shares outstanding	3,961,617	3,912,348	3,842,586
Total weighted average shares outstanding	302,974,361	300,721,326	298,261,381
Potentially dilutive Ordinary shares	1,795,743	1,311,042	0
Potentially dilutive Preference shares	20,184	35,481	66,314
Total weighted average Ordinary shares outstanding assuming dilution	300,808,487	298,120,020	294,418,795
Total weighted average Preference shares outstanding assuming dilution	3,981,801	3,947,829	3,908,900
Basic income per Ordinary share	$ 3.54	$ 3.25	$ 2.99
Plus preference per Preference shares	$ 0.02	$ 0.03	$ 0.03
Basic income per Preference share	$ 3.56	$ 3.28	$ 3.02
Fully diluted income per Ordinary share	$ 3.51	$ 3.24	$ 2.99
Plus preference per Preference shares	$ 0.03	$ 0.03	$ 0.03
Fully diluted income per Preference share	$ 3.54	$ 3.27	$ 3.02